Lease Liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease Liabilities
24.
LEASE LIABILITIES

	As of December 31,
	2022	2023
Lease liabilities payable:
Within one year	$614	$158
More than one year, but not exceeding two years	126	126
More than two years, but not exceeding five years	251	141
	991	425
Less: Amount due for settlement within 12 months shown under current liabilities	(614)	(158)
Amount due for settlement after 12 months shown under non-current liabilities	$377	$267

The Group leased various offices, and plant and equipment as disclosed in Note 15 for its administration, and research and development activities. These lease liabilities were measured at the present value of the lease payments that are not yet paid.

The Group does not face a significant liquidity risk with regard to its lease liabilities.

The lease agreements did not contain any contingent rent nor any purchase option for the leases.

The weighted average incremental borrowing rates applied to lease liabilities range from 4.75% to 6.00% during the years ended December 31, 2022 and 2023.